CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
CAPITAL AND RESERVES
NOTE 16 - CAPITAL AND RESERVES

a.	Composition:

The share capital as of December 31, 2024, is composed of Ordinary shares, all having ILS 0.001 par value, as follows:

	Number of shares		In thousands
	Authorized	Issued and paid	Authorized	Issued and paid
	December 31, 2024		December 31, 2024
Ordinary shares	70,000,000	36,607,407	70,000	36,607

The share capital as of December 31, 2023, is composed of Ordinary shares, all having ILS 0.001 par value, as follows:

	Number of shares		In thousands
	Authorized	Issued and paid	Authorized	Issued and paid
	December 31, 2023		December 31, 2023
Ordinary shares	70,000,000	33,326,736	70,000	33,327

The share capital as of December 31, 2022, is composed of Ordinary shares, all having ILS 0.001 par value, as follows:

	Number of shares		In thousands
	Authorized	Issued and paid	Authorized	Issued and paid
	December 31, 2022		December 31, 2022
Ordinary shares	70,000,000	32,956,004	70,000	32,956

In April 2021, all ordinary A shares of NIS 0.001 par value and all ordinary B shares of NIS 0.001 par value – both issued shares and shares included in the Company’s authorized capital – were converted into ordinary shares of NIS 0.001 par value each based on a 1:1 ratio, such that subsequent to the conversion, the Company’s capital comprises only ordinary shares.

In April 2021, the Company increased the registered share capital by 32,000,000 Ordinary shares par value NIS 0.001 each.

On May 13, 2021, the Company completed an initial public offering (IPO) on the Tel Aviv stock exchange (TASE) in which it sold 4.4 million ordinary shares of NIS 0.001 par value for a gross amount, before issuance costs, of $141.6 million and $132.5 million, net of issuance costs. The IPO was a non-uniform offering, as this term is defined by Israeli Securities Regulations (Manner of Offering Securities to the Public), 2007, to institutional investors in Israel and outside of Israel.

On March 12, 2024, the Company completed an issuance of ordinary shares under an underwriting agreement. The Company issued and sold 2,600,000 ordinary shares, which included 469,565 shares sold upon the full exercise of the underwriters’ option to purchase additional shares and apart from that 1,000,000 ordinary shares were sold by existing shareholders. The net proceeds to the company from this sale amounted to approximately $62.7 million. The expenses incured in company's profit or loss report for the year ended December 31, 2024 from this sale are $506 thousands.

b.	Share-based payment:

1.
September 6, 2024 award: In October 2021, 50,000 options were granted to an employee, of which 7,625 were exercised, leaving 42,375 options as of May 26, 2024, with 25,000 vested. Following an agreement, 25,000 options were converted to 8,350 restricted shares units (RSUs) at a 3:1 ratio, with full vesting approved retroactively as of September 6, 2024. The remaining 17,375 options were replaced by 5,792 RSUs, with 1,667 vesting on September 6, 2024, and the remaining of 4,125 will be vested by August 22, 2025.

September 3, 2024 award: the company allotted 1,415 RSUs to an employee of the Company. The vesting period of these RSUs is 4 years, with 25% of the RSUs vesting on the first anniversary of the grant date and after that, an additional 6.25% of the RSUs vesting on the last day of each subsequent calendar quarter.

2.
August 6, 2024 award: the company allotted 7,262 options and 5,694 RSUs to employees of the Company and subsidiaries. The vesting period of the options and RSUs is 4 years, with 25% of the options and RSUs vesting on the first anniversary of the grant date and after that, an additional 6.25% of the options and RSUs vesting on the last day of each subsequent calendar quarter. Options not exercised within 5 years of inception date will expire.

3.
June 25, 2024 award: the company allotted 179,875 RSUs to employees of the Company and subsidiaries. The vesting period of the RSUs is 4 years, with 25% of the RSUs vesting on the first anniversary of the grant date and after that, an additional 6.25% of the RSUs vesting on the last day of each subsequent calendar quarter.

4.
May 12, 2024 award: the company allotted 20,735 RSUs to employees of the Company and subsidiaries. An amount of 1,013 RSU's vesting over period of 4 years, with 25% vesting on the first anniversary of the grant date and after that, an additional 6.25% of the RSUs vesting on the last day of each subsequent calendar quarter. The remain 19,722 RSU's granted have the same rights in all respects as the existing ordinary shares in the company's capital as of that date.

5.
February 27, 2024 award: the company allotted 51,598 RSUs to employees of the Company and subsidiaries. The vesting period of the RSUs is 4 years, with 25% of the RSUs vesting on the first anniversary of the grant date and after that, an additional 6.25% of the RSUs vesting on the last day of each subsequent calendar quarter.

6.
February 1, 2024 award: the company allotted 11,000 RSUs to employees of the Company and subsidiaries. The vesting period of the RSUs is 4 years, with 25% of the RSUs vesting on the first anniversary of the grant date and after that, an additional 6.25% of the RSUs vesting on the last day of each subsequent calendar quarter.

7.
November 30, 2023 award: the Company allotted 96,731 RSUs to employees of the Company and subsidiaries. The vesting period of the RSUs is 4 years, with 25% of the RSU vesting on the first anniversary of grant date, and after that, additional 6.25% of the RSU's vesting on the last day of each subsequent calendar quarter.

7.
June 26, 2023 award: the Company allotted 27,500 options and 137,524 RSUs to employees of the Company and subsidiaries. The vesting period of the options and RSUs is 4 years, with 25% of the options vest on the first anniversary of grant date, and after that, additional 6.25% of the options vesting on the last day of each subsequent calendar quarter. Options not exercised within 5 years of inception date will expire.

8.	December 20, 2022 award: On December, 2022, the Company allotted 10,667 RSUs to employees of the Company and subsidiaries.

9.
September 29, 2022 award: On September, 2022, the Company allotted 54,500 options and 18,600 RSUs to employees of the Company and subsidiaries. Options not exercised within 5 years of inception date will expire.

10.
June 30, 2022 award: On June 30, 2022, the Company allotted 170,000 options and 6,000 RSUs to employees of the Company and subsidiaries. Options not exercised within 5 years of inception date will expire.

11.
March 28, 2022 award: On March 28, 2022, the Company allotted 215,500 options and 45,000 RSUs to employees of the Company and subsidiaries. Options not exercised within 5 years of inception date will expire.

The vesting period of all grants rewarded during the year ended December 31, 2022 of both options and RSUs are 4 years, with 25% of the options vest on the first anniversary of grant date, and after that, additional 6.25% of the options vest on the last day of each subsequent calendar quarter.

The Company used the Black and Scholes option pricing model to measure the fair value of the share options on award dates. The key assumptions used by the Company in this model and the fair value of each option are as follows:

Allotment date	Share price	Exercise price	Expected option life	Risk-free interest rate	Average standard deviation (**)	Option fair value
The weighted average for 2024	$25.78					$25.78
The weighted average for 2023	$19.92	-	-	-	-	$19.92
The weighted average for 2022	$11.1	-	-	-	-	$11.1
September, 6, 2024 – RSUs	$ 23.72	-	-	-	-	$ 23.72
September, 6, 2024 – Options	$21.02	$22.59	5	0.0373	0.6374	$11.59
August 6, 2024 - RSU	$ 21.02	-	-	-	-	$ 21.02
June 25, 2024 - RSUs	$ 21.55	-	-	-	-	$ 21.55
May 12, 2024 - RSUs	$ 28.49	-	-	-	-	$ 28.49
February 27, 2024 - RSUs	$ 27.93	-	-	-	-	$ 27.93
February 1, 2024 - RSUs	$ 24.25	-	-	-	-	$ 24.25
November, 2023 – RSUs	$ 19.57	-	-	-	-	$ 19.57
June 26, 2023 – Options	$ 19.34	$ 18.83	5	0.0396	0.678	$11.03
June 26, 2023 – RSUs	$ 19.34	-	-	-	-	$19.34
December 20, 2022 - RSUs	$19.7	-	-	-	-	$19.7
September 29, 2022 – Options	$23.9	25.5	5	0.0398	0.5445	$11.8-$23.9
September 29, 2022 - RSUs	$23.9	-	-	-	-	$23.9
June 30, 2022 – Options	$18.5	$16.7	5	0.0301	0.54	$9.7-$10.8
June 30, 2022 – RSUs	$18.5	-	-	-	-	$18.5
March 28, 2022 – Options	$18.4	$20.4	5	0.025	0.56	$8.7
March 28, 2022 – RSUs	$18.4	-	-	-	-	$18.4

(**) The Average standard deviation was determined based on historical volatility of the company.

All allotments to employees and offices in Israel carried out as part of the plan are subject to the terms set out in Section 102 of the Income Tax Ordinance. The allotments to Israelis who are not employees are subject to Section 3(i) to the Income Tax Ordinance. Foreign employees and service providers are subject to the tax law in the relevant countries.

Below is a breakdown of the RSUs and options by their weighted average exercise price during the reported periods:

	December 31, 2024		December 31, 2023		December 31, 2022
	Number of awards	Weighted average exercise price	Number of awards	Weighted average exercise price	Number awards	Weighted average exercise price
Number of awards outstanding at beginning of year	3,339,120	17.8	3,823,052	19.3	3,633,778	19.1
New granted	283,371	22.5	264,256	18.8	520,767	16.5
Exercised awards	(680,671)	8.0	(370,732)	6.57	(203,748)	5.0
Forfeited awards	(414,134)	26.0	(366,633)	26.1	(126,211)	17.0
Expired awards	(33,676)	19.2	(10,823)	14.76	(1,534)	6.7
Outstanding awards at end of year	2,494,010	18.7	3,339,120	17.84	3,823,052	19.3
Exercisable options at end of year	1,274,794	14.2	1,550,358	11.67	1,502,887	12.3

As of December 31, 2024, 2023 and 2022, the weighted-average remaining contractual life of exercisable options were 1.5, 3.5 and 2.7 years, respectively.

As of December 31, 2024, 2023 and 2022, the range of exercise prices for share options outstanding at the end of the period is NIS 0.001-$25.52 for the three periods.

The expenses related to share base compensation for each of the three years in the period ended December 31, 2024, 2023 and 2022 are $7,187, $6,027 and $8,747 thousand, respectively.

The amounts of expense recognized as capitalized development costs and included as intangible assets for each of the three years in the period ended December 31, 2024, 2023 and 2022 are $718, $825 and $909, respectively.

The balance of unrecognized benefit as of December 31, 2024, assuming that all conditions set were met, is $6,879 thousand.